Convertible Redeemable Preferred Stock And Stockholders' Deficit - Additional Information (Detail) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2021	Dec. 03, 2021	Dec. 31, 2020
Convertible Redeemable Preferred Stock And Stockholders Equity [Line Items]
Common stock, shares authorized			1,000,000,000		160,318,719
Common stock, par or stated value per share			$ 0.0001		$ 0.0001
Preferred stock, shares authorized			20,000,000
Common stock, voting rights			one vote per share
Preferred Stock, Shares Issued			0
Amended And Restated Certificate Of Incorporation [Member]
Convertible Redeemable Preferred Stock And Stockholders Equity [Line Items]
Common stock, shares authorized			1,000,000,000
Common stock, par or stated value per share			$ 0.0001
Preferred stock, shares authorized			20,000,000
Preferred stock, par or stated value per share			$ 0.0001
Preferred Stock, Shares Issued				0	0
Founder [Member]
Convertible Redeemable Preferred Stock And Stockholders Equity [Line Items]
Shares issued price per share	$ 0.0006
Stock issued during period shares new issues	16,200,000
Common stock shares subject to repurchase		12,100,000
Number of days after which the repurchase period shall commence		120 days
Percentage of shares subject to restriction per month		2.08%